CONVERTIBLE BRIDGE LOANS, NET (Details Narrative)																										1 Months Ended		3 Months Ended				9 Months Ended	12 Months Ended						24 Months Ended
		Jan. 13, 2022 shares	Jan. 07, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 02, 2021 USD ($) $ / shares shares	Oct. 21, 2021 USD ($) $ / shares shares	Sep. 23, 2021 USD ($) $ / shares shares	Jul. 19, 2021 USD ($)	Jul. 07, 2021 USD ($) $ / shares shares	May 13, 2021 shares	Apr. 27, 2021 USD ($) $ / shares shares	Apr. 09, 2021 USD ($) $ / shares shares	Mar. 03, 2021 shares	Dec. 31, 2020 USD ($) shares	Nov. 04, 2020 USD ($) shares	Sep. 02, 2020	Aug. 21, 2020 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 15, 2020 USD ($)	Jun. 12, 2020 USD ($) $ / shares	Jun. 12, 2020 USD ($) $ / shares shares	Apr. 24, 2020 USD ($) $ / shares shares	Feb. 20, 2020 USD ($) $ / shares	Jan. 09, 2020 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) Number $ / shares shares	Jul. 31, 2020 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2020 USD ($)	Mar. 10, 2022 USD ($)
Short-Term Debt [Line Items]
Stock issued during the period converted																												$ 3,267,000	$ 6,870,000				$ 20,095,000	$ 4,677,000
Debt instrument, face amount								$ 1,666,666																																$ 1,804,000
Proceeds from issuance of warrants																													4,012,000				16,000,000	2,390,000
Fair value of warrants																													(201,000)				(301,000)	201,000
Discount on amortization																												164,000	$ 861,000				2,657,000	1,170,000
Proceeds from issuance of note								$ 1,000,000
Certificate processing cost																	$ 1,500
Incremental and direct costs	[1]																																	100,000
Amortization of Debt Issuance Costs																																		130,000
Liquidation damages, value			$ 139,000
Shares issued | shares																													6,000,000
Conversion feature												$ 3,007,000
Operating expenses																												$ (4,117,000)					(9,286,000)
Stock issued during period new issues | shares		1,250,000
Finanace Expenses [Member]
Short-Term Debt [Line Items]
Operating expenses																																	$ 1,779,000
Detachable Warrants [Member]
Short-Term Debt [Line Items]
Detachable warrant											$ 2,922,000
Warrant [Member]
Short-Term Debt [Line Items]
Warrant granted | shares													5,513,513
Stock issued during period new issues | shares																																				600,000	4,518,406	3,106,000
Aslano Private Limited [Member]
Short-Term Debt [Line Items]
Success fee percentage				8.00%																													8.00%
Lender [Member]
Short-Term Debt [Line Items]
Stock issued during period new issues | shares																																	178,525,619
Convertible Bridge Loan [Member]
Short-Term Debt [Line Items]
Stock issued during the period converted																																		$ 19,000
Stock issued during the period converted, shares | shares																														720,000				309,427
Debt instrument, face amount														$ 4,918,000																				$ 4,918,000					$ 4,918,000
Cash payments for warrants														54,000																				54,000					54,000
Fair value of ordinary shares																																		697,000
Fair value of warrants																																		416,000
Extinguishment amount																														$ 97,000				3,751,000
Other Nonoperating Gains (Losses)																																	$ 619,000
Conversion of debt description																														If a Nasdaq listing does not happen by the Amended Maturity Date, the lender will be entitled to convert or request redemption at its option; (ii) the Company will pay in cash to lenders 10% of the outstanding balance of the note within 25 days from the amendment date and 10% of the outstanding balance in equity in consideration for the extension of the loan and (iii) the Third Warrants will be cashless exercised upon the Company listing its ordinary shares on the Nasdaq.
Fair value of derivative liability				$ 4,182,000										2,500,000																			4,182,000	2,500,000					2,500,000
Remeasurement expense																																	34,000		1,985,000
Discount on amortization																																	81,000	81,000	756,000
Beneficial conversion feature																																		60,000
Loans Payable to Bank				162,000										89,000																			162,000	$ 89,000					$ 89,000
Convertible Bridge Loan [Member] | Yozma Global Genomic Fund 1 [Member]
Short-Term Debt [Line Items]
Remeasurement expense																																	89,000
Convertible Bridge Loan [Member] | Bridge Loan [Member]
Short-Term Debt [Line Items]
Discount on amortization																																	2,776,000
Secured Convertible Equipment Loan Agreement [Member]
Short-Term Debt [Line Items]
Stock issued during the period converted														$ 4,639,000																			$ 17,111,000
Stock issued during the period converted, shares | shares														64,630,113																			379,378,296
Debt instrument discount rate														40.00%																				40.00%					40.00%
Debt instrument, face amount				2,997,000										$ 750,000																			$ 2,997,000	$ 750,000					$ 750,000
Debt instrument, description																																		During the initial payback period and up until the earlier of either (a) April 30, 2021, or (b) the aggregate loan amount is paid in full, all royalty payments made to Lender will be counted towards their loan balance. Thereafter, the royalties continue so long as the machines are in use.
Proceeds from issuance of note																																		$ 450,000
Original issue discount on loan														300,000																				300,000					300,000
Incremental and direct costs																																		$ 54,000
Royalty interest rate																																		12.50%
Amortization of Debt Issuance Costs																																	2,414,000	$ 204,000
Proceeds from loans															$ 750,000
Stock issued during period new issues | shares															20,000,000
Secured Convertible Equipment Loan Agreement [Member] | Lender [Member]
Short-Term Debt [Line Items]
Stock issued during the period converted																																	$ 2,810,000
Stock issued during the period converted, shares | shares																																	81,736,111
Proceeds from loans															$ 450,000
Loan Agreement [Member]
Short-Term Debt [Line Items]
Convertible bridge loan																																			$ 1,443,000	$ 27,000
Debt instrument, principal rate																																			90.00%
Debt instrument discount rate																																			10.00%
Debt instrument, face amount																																			$ 163,000
Debt instrument, interest rate																																			10.00%
Debt instrument, maturity term																																			6 months
Debt instrument, description																																			The Company will be required to pay 10% penalty upon repayment of the Principal Amount prior to the Maturity Date. Upon the Maturity Date of the loans, the Company will be required to repay the Principal Amount of the Loan and unpaid Interest for cash. From the initial recognition and until the Maturity Date, the loans were presented as current liability. Subject to the Company’s discrete decision not to repay the Principal Amount and unpaid Interest for cash, the Principal Amount and the unpaid Interest shall become convertible into the Company’s Ordinary Shares following the Maturity Date and thereafter at a conversion price equal to 70% of the average closing bid price of the Company’s Ordinary Shares in the 5-days prior to the conversion date. In the event the Company’s defaults under the Agreements, the conversion price shall be reduced to 60% of the average closing bid price of the Company’s Ordinary Shares in the 15-days prior to the conversion date. Following the Maturity Date, the convertible loans were reclassified to non-current liability
Additional discount of the convertible bridge loans																																	$ 34,000
Immediate charge to finance expenses																																	169,000
Deduction of additional paid-in capital																																	69,000
Second Amendment of 2019 and 2018 Loan Agreement [Member]
Short-Term Debt [Line Items]
Debt maturity date																									Mar. 31, 2020
Number of warrants issued | shares																									1,000,000
Exercise price of warrants | $ / shares																									$ 0.10
Second Amendment of 2019 and 2018 Loan Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																									$ 101,000
Second Amendment of 2019 and 2018 Loan Agreement [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																									$ 127,000
Convertible Note Extension Agreement [Member]
Short-Term Debt [Line Items]
Debt maturity date																								Aug. 14, 2020
Exercise price of warrants | $ / shares																								$ 0.10
Proceeds from issuance of warrants																								$ 20,792,380
Cash payments for warrants																								$ 35,000
Warrants term																								5 years
Amendment No 2 of 2019 and 2018 Loan Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																20.00%
Debt maturity date																Oct. 15, 2020
Accrued interest percentage																15.00%
March 2020 Loan Agreement [Member]
Short-Term Debt [Line Items]
Convertible bridge loan																															$ 697,000
Debt instrument discount rate																															30.00%
Debt instrument, face amount																															$ 299,000
Debt instrument, interest rate																															70.00%
Debt instrument, maturity term																															6 months
Number of warrants issued | shares																															31,236,042
Exercise price of warrants | $ / shares																															$ 0.10
Warrants term																															5 years
Debt instrument, bearing interest rate																															10.00%
Conversion of debt description																															Any amount so converted will be converted into common stock of the Company at a price equal to the lower of (i) the closing market price on the date of closing and (ii) 50% of the lowest trading price on the primary trading market on which the Company’s Common Stock is quoted for the last 10 trading days immediately prior to but not including the Conversion Date (“Conversion Price”). Following the Maturity Date, the convertible loans are reclassified to non-current liability.
Fair value of loans payable																															$ 236,000
Fair value of derivative liability																															$ 461,000
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, principal rate																	30.00%			125.00%	125.00%	125.00%
Debt instrument discount rate																	25.00%			16.00%	20.00%	20.00%	20.00%
Debt instrument, face amount				1,171,000																													1,171,000
Debt instrument, interest rate																	10.00%			2.00%	84.00%	84.00%	20.00%
Debt instrument, description																	Any amount so converted will be converted into common stock of the Company at a price equal to the lower of (1) the closing market price on the date of closing and (2) 60% of the lowest daily volume weighted average price (“VWAP”) of the Common Stock as reported on the market during the 11 trading days immediately prior to but not including the date of conversion (“Conversion Price”). In addition, the Lender must convert any outstanding balances due under the Note within 15 days if, (a) the Company successfully uplists its common stock to trade on the Nasdaq stock exchange, and (2) there is an effective registration statement on file with the Securities and Exchange Commission that includes a registration of the common stock underlying the Note.			Upon occurrence of Sale Event (as defined in the Note), upon the Lender request, the Company shall redeem the Note in cash in an amount equal to 150% of the principal amount, plus accrued but unpaid interest through the redemption date, or at the Lender election, such Lender may convert the unpaid principal amount of the Note and interest into ordinary shares of the Company at the Conversion Price immediately prior to such Sale Event. At the closing date and December 31, 2020, the management considered Sale Event as remotely.		Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company may be subject to the daily penalty pending of default scenario as described in the Note.												Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company may be subject to the daily penalty pending of default scenario as described in the Note.
Debt maturity date																	Nov. 21, 2020				Jun. 12, 2021		Apr. 24, 2021
Number of warrants issued | shares																	8,000,000					500,000	1,250,000
Exercise price of warrants | $ / shares																	$ 0.10				$ 0.10	$ 0.10	$ 0.10
Warrants term																							5 years
Fair value of ordinary shares																	$ 215,000
Debt instrument, bearing interest rate																					2.00%	2.00%	8.00%
Fair value of loans payable																	267,000			$ 374,000	$ 61,000	$ 61,000	$ 135,000
Fair value of derivative liability				1,127,000													123,000			60,000	10,000	10,000	65,000										1,127,000
Remeasurement expense						$ 123,000			$ 345,000
Discount on amortization							$ 357,000										266,000			23,000		21,000											188,000
Proceeds from issuance of note																	175,000			315,000	50,000		200,000
Original issue discount on loan																	75,000			60,000	$ 12,500	12,500	$ 50,000
Debt Instrument increase decrease percentage																							12.00%
Accumulated interest cost, conversion price | $ / shares																							$ 0.08
Beneficial conversion feature				243,000		360,000	41,000		459,000								$ 463,000			$ 173,000		60,000	$ 127,000										516,000
Loans Payable to Bank														464,000																				$ 464,000					464,000
Conversion of Stock, Shares Converted | shares																													6,337,180
Securities Purchase Agreement [Member] | First and Second Tranches [Member]
Short-Term Debt [Line Items]
Stock issued during period new issues | shares										240,591,462
Securities Purchase Agreement [Member] | Yozma Global Genomic Fund 1 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount											$ 4,714,000															$ 4,857,000
Debt instrument, interest rate											4.00%															4.00%
Debt maturity date																										Jan. 22, 2022
Proceeds from issuance of note											$ 3,300,000
Original issue discount on loan																										$ 1,457,000
Beneficial conversion feature																																	68,000
Discount rate																										30.00%
Debt instrument, convertible, conversion price | $ / shares											$ 0.0599															$ 0.0007161
Debt instrument, trading days | Number																										10
Debt instrument conversion price, rate																										0.20
Debt unpaid loan, interest rate																										33.00%
Debt instrument repayment rate																										115.00%
Liquidation damages, value																										$ 250,000
Securities Purchase Agreement [Member] | Yozma Global Genomic Fund 1 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares											$ 0.107415															$ 0.107415
Warrants term											5 years															5 years
Fair value of warrants																										$ 861,000
Fair value of loans payable																										423,000
Beneficial conversion feature																										$ 2,116,000
Warrants to purchase common stock | shares																										16,956,929
Proceeds from loans																																	272,000
Securities Purchase Agreement [Member] | Two Private Lenders [Member]
Short-Term Debt [Line Items]
Stock issued during the period converted, shares | shares																		2,000,000	2,000,000
Debt instrument discount rate																		25.00%									25.00%
Debt instrument, interest rate																		2.00%									2.00%
Debt instrument, description																		The Lenders are entitled, at its option, at any time, to convert all or any amount of the principal face amount of the Note and the accumulated Interest then outstanding into the Company’s ordinary shares at a price equal to 150% of the closing price on the closing date and will be effective for 40 trading days from the closing date. After the initial 40 trading days, the conversion price shall equal to the lower of (i) 60% of the lowest volume weighted average price trading price for the common stock as reported at the market reporting trade prices for the common stock during the 10 trading days immediately prior to conversion, and including, the date of the conversion notice; and (ii) 150% of the closing price on the closing date and the closing price on the effectiveness date of the registration statement, including the day upon which a conversion notice is received by the Company (the “Conversion Price”).																During the first 40 days after the Issuance Date, the Company has the right to redeem the Note at a price equal to 125% of the Note’s face amount.
Debt maturity date																											Dec. 22, 2020
Number of warrants issued | shares																		3,000,000
Exercise price of warrants | $ / shares																			$ 0.10											$ 0.10
Fair value of warrants																		$ 42,000
Fair value of loans payable																			$ 360,000											$ 360,000
Fair value of derivative liability																			51,000											$ 51,000
Discount on amortization																		723,000	153,000														74,000
Proceeds from issuance of note																			300,000
Original issue discount on loan																		$ 100,000									$ 100,000
Beneficial conversion feature																			$ 359,000																				359,000
Loans Payable to Bank				539,000										724,000																			539,000	$ 724,000					724,000
Gross principal amount percentage																			75.00%											75.00%
Securities Purchase Agreement [Member] | Purchaser [Member] | Family Office Investor [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount												4,286,000
Proceeds from issuance of note												$ 3,000,000
Securities Purchase Agreement [Member] | Purchaser [Member] | Family Office Investor [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares												$ 0.107415
Warrants to purchase common stock | shares												16,000,000
Securities Purchase Agreement [Member] | Family Office Investor [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount												$ 4,286,000
Debt instrument, interest rate												4.00%
Remeasurement expense																																	466,000
Proceeds from issuance of note												$ 3,000,000
Beneficial conversion feature																																	1,565,000
Debt instrument, convertible, conversion price | $ / shares												$ 0.0599
Cash proceeds from notes receivable												$ 1,000
Securities Purchase Agreement [Member] | Family Office Investor [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares												$ 0.107415
Warrants term												5 years
Proceeds from Warrant												$ 508,000
Securities Purchase Agreement [Member] | Yozma Global Genomic Fund 1 [Member]
Short-Term Debt [Line Items]
Cash proceeds from notes receivable											$ 378,000
Securities Purchase Agreement [Member] | Institutional Investor [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount					$ 1,432,000
Debt instrument, interest rate					4.00%
Proceeds from issuance of note					$ 1,000,000
Debt instrument, convertible, conversion price | $ / shares					$ 0.06
Securities Purchase Agreement [Member] | Institutional Investor [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares					$ 0.107
Warrants term					5 years
Securities Purchase Agreement [Member] | Bridge Loan [Member]
Short-Term Debt [Line Items]
Discount on amortization																																	659,000
Beneficial conversion feature																																	68,000
Securities Purchase Agreement [Member] | Convertible Bridge Loan [Member] | Yozma Global Genomic Fund 1 [Member]
Short-Term Debt [Line Items]
Remeasurement expense																																	3,939,000
Beneficial conversion feature																																	39,000
Securities Purchase Agreement [Member] | Convertible Bridge Loan [Member] | Yozma Global Genomic Fund 1 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Beneficial conversion feature																																	1,552,000
Remaining amount allocated for host loan instrument																																$ 423,000
Securities Purchase Agreement [Member] | Host Loan Instrument [Member]
Short-Term Debt [Line Items]
Fair value of loans payable																							$ 8,000
Discount on amortization																						9,000											3,000
Beneficial conversion feature																						$ 10,000											37,000
Loans Payable to Bank				0										10,000																			0	10,000					10,000
Securities Purchase Agreement [Member] | Promissoery Convertible Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount						$ 1,428,000	$ 2,857,000		$ 1,536,000
Debt instrument, interest rate						4.00%	4.00%		4.00%
Exercise price of warrants | $ / shares						$ 0.107415	$ 0.107415		$ 0.107415
Warrants term						5 years	5 years		5 years
Proceeds from issuance of note						$ 1,000,000	$ 2,000,000		$ 1,075,000
Debt instrument, convertible, conversion price | $ / shares						$ 0.0599	$ 0.0599		$ 0.0599
Warrants to purchase common stock | shares						3,440,000,000	11,924,636		3,440,000
Cash proceeds from notes receivable					$ 727,000	$ 877,000	$ 1,442,000		$ 954,000
Proceeds from Warrant					$ 208,000	123,000	558,000		121,000
Conversion feature						$ 356,000	$ 152,000		$ 257,000
Sales price | $ / shares									$ 0.10
Securities Purchase Agreement [Member] | Maximum [Member] | Yozma Global Genomic Fund 1 [Member]
Short-Term Debt [Line Items]
Debt unpaid loan, interest rate																										18.00%
Debt instrument repayment rate																										1.00%
Securities Purchase Agreement [Member] | Maximum [Member] | Yozma Global Genomic Fund 1 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock | shares											16,458,196
Securities Purchase Agreement [Member] | Maximum [Member] | Family Office Investor [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock | shares												16,000,000
Securities Purchase Agreement [Member] | Maximum [Member] | Institutional Investor [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock | shares					3,733,333,000
Host Loan Instrument [Member] | Convertible Bridge Loan [Member]
Short-Term Debt [Line Items]
Discount on amortization																																	71,000
Beneficial conversion feature																																	$ 66,000
Amendment To March 2020 Loan Agreement [Member]
Short-Term Debt [Line Items]
Loans Payable to Bank														24,000																				24,000					24,000
Conversion of Stock, Shares Converted | shares																																	23,803,446
July 2020 Loan Agreement [Member]
Short-Term Debt [Line Items]
Stock issued during the period converted, shares | shares																		7,333,333
Debt instrument, principal rate																		71.80%									71.80%
Debt instrument, face amount																		$ 1,881,000									$ 1,881,000
Debt instrument, interest rate																		2.00%									2.00%
Debt instrument, maturity term																		6 months
Debt instrument, description																		The Convertible Note may be redeemed at any time at an amount equal to 125% of the outstanding loan principal and unpaid interest. The Lenders may convert the loan principal and accrued interest by 150% of the closing bid price and will be effective for 40 days following the closing date. After the initial 40 days, the conversion price shall equal the lower of (i) 60% of the lowest VMAP trading price for the common stock as reported on the market reporting trade prices for the common stock during 11 trading days immediately prior to the conversion date (including conversion date) or (ii) 150% of the closing bid price on the closing date and (iii) 150% of the closing bid price on the effectiveness date of the Company’s registration statements registering the conversion shares.
Number of warrants issued | shares																		10,513,513
Exercise price of warrants | $ / shares																		$ 0.10									$ 0.10
Fair value of ordinary shares																		$ 826,000
Conversion of debt description																		Upon event of default as defined in the Securities Purchase Agreement, the Lenders may require the Company to redeem all or any portion of the note at the greater of default interest rate of 18% or the maximum rate permitted under applicable law (the “Event of Default Price”) together with liquidated damages of $250 plus an amount in cash equal to 1% of the Event of Default Price for each 30 day period during which redemptions fail to be made. In addition, the Lenders may convert the loan principal and accrued interest by 150% of the closing bid price and will be effective for 40 days following the closing date. After the initial 40 days, the conversion price shall equal the lower of (i) 35% of the lowest VMAP trading price for the common stock as reported on the market reporting trade prices for the common stock during 11 trading days immediately prior to the conversion date (including the conversion date), (ii) 150% of the closing bid price on the closing date and (iii) 150% of the closing bid price on the effectiveness date of the Company’s registration statements registering the conversion shares.
Fair value of loans payable																		$ 1,710,000									$ 1,710,000
Fair value of derivative liability														237,000				230,000									$ 230,000							237,000					237,000
Proceeds from issuance of note																		1,350,000
Beneficial conversion feature																		$ 1,708,000
Amendment to July 2020 Loan Agreement [Member]
Short-Term Debt [Line Items]
Convertible bridge loan															$ 1,100,000
Conversion of debt description															the Conversion Price shall in no event be greater than $0.05; (ii) an amount equal to 25% of the total outstanding amount due under the Note shall be added to the Principal amount and (iii) an additional 2.5 million warrants shall be issued in the same form as those issued pursuant to the Purchase Agreement.
Fair value of loans payable															$ 1,434,000
Fair value of derivative liability															115,000
Amendment to July 2020 Loan Agreement [Member] | Convertible Bridge Loan [Member]
Short-Term Debt [Line Items]
Extinguishment amount																																		449,000
Discount on amortization															1,991,000																		$ 4,030,000
Beneficial conversion feature															$ 66,000																		0
Loans Payable to Bank				899,000										$ 1,664,000																			899,000	$ 1,664,000					$ 1,664,000
Closing Agreement [Member]
Short-Term Debt [Line Items]
Other Nonoperating Gains (Losses)																																	378,000
Closing Agreement [Member] | Purchaser [Member]
Short-Term Debt [Line Items]
Fair value of derivative liability				$ 88,000																													$ 88,000
Discount rate				30.00%																													30.00%
Investments				$ 884,000																													$ 884,000
Debt Instrument, Annual Principal Payment				$ 379,000																													$ 379,000
Debt Instrument, Interest Rate During Period																																	2.00%
Loss Contingency, Damages Sought																																	The Company acknowledges that failure to timely comply with the foregoing obligations will subject the Company to substantial liability under the Registration Agreement, including without limitation liquidated damages in the amount of $250, along with an amount of cash accruing each month equal to the value of 1% of the value of the Tranche 2 Securities.

[1]	Number of